Accounts receivable, net (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Accounts receivable, net
Accounts receivable - trade	$ 24,481,363	$ 10,612,268
Accounts receivable - related party	49
Accounts receivable	24,481,412	10,612,268
Less: allowance for doubtful accounts	(8,094)	(119,199)	$ 0	$ 0
Accounts receivable	$ 24,473,318	$ 10,493,069